Acquisition	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Acquisition

NOTE 3 – ACQUISITION

On June 18, 2018, (the “Closing Date”), the Company completed the acquisition of 100% of the issued and outstanding membership interests of Prime from its members pursuant to the terms and conditions of a SPA entered into among the Company and the Prime members on the Closing Date. Prime is a New Jersey based transportation company with a focus on deliveries for on-line retailers in New York, New Jersey and Pennsylvania. The Company’s acquisition of Prime diversified the Company’s revenue sources and gives the Company access to the growing market of online retail deliveries.

Pursuant to the terms of the SPA, as amended in September 2018 to correct the purchase price error in the original SPA, the Company paid $489,174 in cash which under the SPA was loaned back to Prime and therefore was included, net of repayments, in due to related parties at December 31, 2018, and the Company issued 1,500,000 shares of its common stock in exchange for 100% of the issued and outstanding membership units of Prime. These shares were valued at $3,090,000, or $2.06 per share, the fair value of the Company’s common stock based on the quoted closing price of the Company’s common stock on the Closing Date.

Additionally, the Company shall issue additional shares of its common stock intended to true-up the Purchase Interests such that the aggregate value of the Purchase Interests would be equal to the trailing twelve-month gross profit of the Company (the “True-Up Value”), to be calculated as of December 31, 2018 (the “True-up Stock”). On April 15, 2019, the Company shall issue to the sellers such aggregate number of True-up Stock equal to (i) the True-Up Value minus $3,750,000 divided by (ii) the lower of (A) $2.50, (B) the closing price of the Company’s common stock on April 15, 2019 or (C) the lowest price per share (as adjusted for any stock splits) paid upon conversion of the Company’s series A convertible preferred stock on or prior to April 15, 2019. Based on Prime’s initial estimate of the 2018 gross profit, no contingent consideration was recorded on the acquisition date. Based on actual 2018 gross profit, no additional True-up stock will be issued and therefore, no additional contingent consideration was recorded as of December 31, 2018. Prime became a wholly owned subsidiary of the Company as of the Closing Date.

On June 18, 2018, the Company entered into an employment agreement with a party related to the majority selling member of Prime which did not represent additional purchase consideration.

The fair value of the assets acquired and liabilities assumed are based on management’s initial estimates of the fair values on June 18, 2018 and on subsequent measurement adjustments as of December 31, 2018. Based upon the purchase price allocation, the following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition:

Assets acquired:
Cash	$38,198
Accounts receivable	1,231,401
Prepaid expensed and other current assets	143,258
Due from related party	14,019
Property and equipment, net	623,923
Intangible asset	5,235,515
Total assets acquired at fair value	7,286,314

Liabilities assumed:
Notes payable	2,224,242
Accounts payable and accrued expenses	758,887
Insurance payable	520,423
Total liabilities assumed	3,503,552
Net assets acquired	3,782,762

Purchase consideration paid:
Cash	489,174
Common stock	3,090,000
Total purchase consideration paid	3,579,174
Gain on bargain purchase	$203,588

In connection with the acquisition, the Company recognized $203,588 of bargain purchase gain and a $5,235,515 intangible asset related to the acquisition of a customer relationship. The bargain purchase gain of $203,588 represents the amount by which the acquisition-date fair value of the net assets acquired exceeded the fair value of the consideration paid. The bargain purchase gain is reported as other income in the consolidated statements of operations. Prior to recognizing a bargain purchase, management reassessed whether all assets acquired and liabilities assumed had been correctly identified, and reviewed the key valuation assumptions and business combination accounting procedures for this acquisition. After careful consideration and review, management concluded that the recognition of a bargain purchase gain was appropriate for this acquisition.

The assets acquired and liabilities assumed are recorded at their estimated fair values on the acquisition date as adjusted during the measurement period with subsequent changes recognized in earnings or loss. These estimates are inherently uncertain and are subject to refinement. Management develops estimates based on assumptions as a part of the purchase price allocation process to value the assets acquired and liabilities assumed as of the business acquisition date. As a result, during the purchase price measurement period, which may be up to one year from the business acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed based on completion of valuations, with the corresponding offset to goodwill or bargain purchase gain. After the purchase price measurement period, the Company did not record any adjustments to assets acquired or liabilities assumed in operating expenses in the period in which the adjustments may have been determined.

The Company shall record acquisition and transaction related expenses in the period in which they are incurred. During the year ended December 31, 2018, acquisition and transaction related expenses primarily consisted of legal fees of approximately $24,000 and $1,236,000 of stock-based professional fees from the granting of 600,000 shares of the Company’s common stock to two consultants for services rendered in connection with the acquisition. Additionally, debt issue costs were incurred relating to a loan in which a portion of the proceeds were used to pay the cash portion of the purchase consideration (see Note 8 “Bellridge Capital LLC”).

In the event of the Company’s failure to satisfy the conditions set forth in the SPA, the former majority member, (the “Manager”), acting in her sole discretion on behalf of the Sellers, had the right, for the one year period following the Closing, to unwind the transactions and return the Purchase Price in exchange for 90% of the Interests of Prime. Conditions included:

1)	Within twelve months from the Closing Date, the Company shall apply (the “Application”) to have its common stock listed and trading on the (i) New York Stock Exchange, (ii) NASDAQ Global Select Market, (iii) NASDAQ Global Market, (iv) NASDAQ Capital Market, or (v) NYSE American (each, a “Selected Market”). At the time of submitting the Application, the Company shall meet all of the quantitative initial listing standards and corporate governance standards of such Selected Market. The Company shall use its best efforts to have its application approved by the Selected Market. Within twelve months from the Closing Date, The Company did not meet the requirement of any of these exchanges.
2)	The Company covenants and agrees that, from and after the Closing Date for a period of twelve months, the Company shall not sell, transfer, assign and convey its interests in Prime without the prior written consent of the Manager.
3)	The Sellers shall have the right to appoint one nominee to the Board of Directors of the Company for a period of three years beginning on the Closing Date.
4)	The Company shall provide at least $267,000 of cash in additional working capital to the Company within six months from the Closing Date.

The Manager’s right to unwind the transaction expired on June 18, 2019 and no claim to unwind the transaction had been received.

The following unaudited pro forma consolidated results of operations have been prepared as if the acquisition of Prime had occurred as of the beginning of the following period:

Year Ended December 31, 2018
Net Revenues, Continuing Operations	$17,885,957
Net Loss	$(16,705,685)
Net Loss per Share	$(6.64)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred at the beginning of the period presented and is not intended to be a projection of future results.